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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2005 through February 28, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                   SHORT TERM
                                     INCOME
                                      FUND


                                   Semiannual
                                     Report


                                     2/28/06


                              [Logo] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        8

Prices and Distributions                                                 9

Performance Update                                                      10

Comparing Ongoing Fund Expenses                                         14

Schedule of Investments                                                 16

Financial Statements                                                    29

Notes to Financial Statements                                           37

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                 44

Trustees, Officers and Service Providers                                49

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Looking around the world, there's little doubt that global performance has improved: economies worldwide are growing. The Japanese economy appears to be coming out of its decade-long funk, and Europe - despite some mass media reports
- is continuing to improve. European growth, while not spectacular, is strengthening.

Fourth quarter 2005 U.S. real Gross Domestic Product (GDP) growth was 1.7%, but this number - after ten consecutive quarters of growth at a 3% or better rate - is deceptively low and reflects timing issues as much as weakness. Also reflecting those timing issues, first quarter 2006 growth might appear stronger than it actually is. Once the noise abates, we expect GDP growth to be in the vicinity of 3% for the full year. The economy, we believe, is in good shape.

A few years ago, the Federal Reserve lowered interest rates to 1% to stimulate the economy. With the economy strong, there is no need for the Fed to continue to pursue an accommodative monetary policy of lowering rates. Its current actions are aimed at trying to orchestrate a "soft landing" similar to the one it engineered in 1994-5, one that keeps the economy growing without creating inflationary pressures.

On March 28, the Fed raised short-term interest rates for the fifteenth time, bringing them to 4.75%. The Fed noted that the economy was strong and reaffirmed that it stood ready to raise rates as required to prevent a resurgence of inflation. Looking at the economy and the markets, we find the Fed's language and actions reassuring, rather than unsettling. The good news is that the Fed's actions and words signal that the U.S. economy remains strong. Further, the Fed's words signal that they will remain vigilant against the risk of inflation and remain prepared to ensure that inflation - the great enemy of bond and stock values - remains low.

While keeping inflation stable and low is the most crucial role of the Fed from the perspective of a long-term investor, there can be short-term pain as the Fed raises interest rates. The Fed is not alone in its policies, as central banks around the world are raising rates to ensure that inflation pressures remain under control while their economies grow.

Letter

While higher short-term interest rates may appear to be a negative development for investors, we believe in the longer-term view that central banks do their best work when they keep inflation low enough and stable enough that, to paraphrase Alan Greenspan, investors do not let it affect their decision making.

Higher energy prices have pushed the Consumer Price Index (CPI) up to uncomfortable levels, but those higher energy prices have not turned into broad-based (core) inflation yet. With energy prices seeming to level off, energy-based inflation concerns are abating. A larger current concern for the Fed might be that the U.S. economy is operating at increasingly high levels of capacity utilization and low unemployment rates. In other words, the U.S. economy is growing fast enough that there are some concerns about overheating, and a moderation in economic growth would be welcome. This is, indeed, a Goldilocks economy, balancing between too cold and too hot - but just about right at the moment.

In summation, we believe that the economy is on solid ground, that the Fed is pursuing an appropriate course of action to keep the economy growing at a non-inflationary pace, and that such an economic environment is investor-friendly.

As always, thank you for the opportunity to serve your investment needs.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06
--------------------------------------------------------------------------------

In the following interview, Richard Schlanger, a member of Pioneer's fixed-income team, discusses the factors that influenced Pioneer Short Term Income Fund's performance for the six-month period ended February 28, 2006.

Q: Can you describe the market environment for fixed-income investors over the six-month period?

A: The economy continued to display strong underlying fundamentals over the period, although growth paused in the wake of hurricanes Katrina and Rita, which devastated the Gulf Coast in September. Despite this disruption, the Federal Reserve continued on the steady course of gradually raising short-term interest rates that it had initiated in June of 2004. The increases took the form of four separate 25 basis point (one-quarter percentage point) hikes in the Fed funds rate (the interbank overnight lending rate) totaling 100 basis points (or one percentage point) over the Fund's semiannual period.

     Shorter-term bonds naturally experienced significant yield increases - and corresponding price declines - given the Fed's tightening of short-term rates over the period. Long-term interest rates ended the period higher as well, but the increases were less dramatic. The result was a continued flattening of the yield curve, which shows the relationship between bond yields and maturities, over the six months. In fact, at the end of February, the yield curve was inverted between two and 10 years, meaning that longer-term bonds were yielding less than short-term bonds.

Q:   How did the Fund perform in this environment?

A: The Fund's total return from August 31, 2005, through February 28, 2006, was a positive 0.54%, versus 0.74% for the unmanaged benchmark index, the Lehman Brothers One- to Three-Year Government/Credit Index. The Fund's SEC 30-day yield, as of February 28, 2006, was 3.73%. The total return and SEC yield numbers are for Class A shares and do not include the impact of any sales charge paid.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     The Fund's modest total return for the six months primarily reflects the difficult environment for short-term bonds, as yields increased and prices fell generally among these issues. We have the ability within the Fund's overall maturity guidelines to invest a portion of assets in longer-term issues. However, we generally maintained a cautious approach to allocating portfolio assets across maturities during the period, as reflected in our emphasis on issues with maturities under two years. This strategy hurt the Fund's relative returns somewhat as longer-term issues experienced smaller yield increases and corresponding price declines over the period.

Q:   What is your assessment of the current climate for fixed-income investing?

A: Whether the Fed is nearing the end of its current tightening cycle has been the subject of much conjecture in the markets. Inflation is currently running near the upper end of the Fed's desired range, and we believe that at least two more increases in the Fed funds rate are likely.

     We have been keeping a close watch on a number of factors with the potential to lead to higher overall interest rate levels and corresponding downward pressure on bond prices. The factors include both the current low rate of unemployment and the trend toward higher capacity utilization on the part of manufacturers. In addition, growth is strong globally, driven in large part by the rapid expansion of emerging economies, most notably those of Brazil, Russia, India and China. This backdrop of strong global growth should support continued expansion in U.S. employment over time and could put some upward pressure on inflation and interest rates.

     In addition, crude oil prices have been hovering around $60 a barrel, and do not appear likely to recede to the $30 a barrel range that we saw two or three years ago. With the exception of energy prices, the higher cost of oil and other commodities has yet to be passed along to consumers in the form of higher prices. However,

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06                            (continued)
--------------------------------------------------------------------------------

     the new reality may yet impact the overall rate of inflation in a substantial way. The lack of meaningful progress in reducing the U.S. budget deficit may also put upward pressure on interest rates over time.

Q:   How is the Fund currently positioned?

A: The Fund is somewhat conservatively positioned from the perspective of sensitivity to changes in interest rates. At the end of February, the Fund's weighted average maturity was 1.85 years, well under the Fund's maximum of three years. Moreover, among our purchases of shorter-maturity issues, we have been emphasizing bonds trading at a discount to par. As these bonds mature and principal is repaid, this should provide an additional element of support to the Fund's net asset value, regardless of the direction of short-term rates. If the overall level of interest rates increases, we will be prepared to extend the average maturity of Fund holdings.

     Average quality of the Fund's portfolio is currently "AA+" up from "AA" at the beginning of the period. U.S. Treasury and agency issues totaled about 53% of assets at period end. The Fund's increased overall quality reflects our view that the yield advantage provided by corporate bonds and other credit-sensitive sectors versus Treasuries is quite narrow. As a result, investors are offered very little compensation in the way of incremental yield for taking on credit risk. Moreover, recent merger and acquisition activity has resulted in a significantly higher debt burden in certain sectors, and we are conscious of the Fed's history of erring on the side of bringing about a recession before ending a tightening cycle. For all of the above reasons, we are continuing to closely scrutinize prospective corporate holdings on the basis of credit quality.

     We are generally cautious with respect to the mortgage-backed sector. With respect to our holdings of traditional mortgage securities, which simply pass through interest payments to investors, our current emphasis is on limiting the impact of any future increase in long-term interest rates. We are seeking to do so by focusing on "balloon" mortgages, which require payment of the complete principal balance after some relatively short period, typically five-to-seven years. Our exposure to collateralized mortgage obligations, which repackage cash flows from mortgage pools into tranches with differing maturities, is focused on those that we

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     believe carry low risk of experiencing a slowing of prepayments (and corresponding increase in duration and interest rate sensitivity) should long-term rates rise.

     Going forward, we will continue to seek to provide a high level of current income while maintaining a relatively stable share price. In doing so, we will continue to follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. Government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Government Securities                                      59.4%
U.S. Corporate Bonds                                            35.6%
Collateralized Mortgage Obligations                              4.4%
Asset Backed Securities                                          0.6%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

AAA                                                              5.1%
AA                                                              11.5%
A                                                               14.6%
BBB                                                              2.7%
BB                                                               0.4%
B & Lower                                                        0.6%
Commercial Paper                                                 0.6%
Treasury/Agency                                                 64.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

  1.    U.S. Treasury Bond, 2.25%, 2/15/07                     10.64%
  2.    Federal Home Loan Bank, 2.375%, 8/15/06                 4.54
  3.    Federal Home Loan Mortgage Corp., 3.75%, 8/3/07         4.06
  4.    U.S. Treasury Note, 3.625%, 6/15/10                     3.86
  5.    U.S. Treasury Strip Principal, 0.0%, 5/15/07            3.12
  6.    Federal Home Loan Mortgage Corp., 3.41%, 8/30/07        2.81
  7.    General Electric Capital Corp., 3.75%, 12/15/09         2.19
  8.    Federal Home Loan Bank, 5.0%, 10/27/08                  1.99
  9.    Berkshire Hathway, Inc., 3.375%, 10/15/08               1.65
 10.    U.S. Treasury Bond, 2.5%, 9/30/06                       1.25

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class          2/28/06    8/31/05
-------        ---------  ---------
   A             $9.74     $9.84
   B             $9.74     $9.84
   C             $9.71     $9.82
   Y             $9.74     $9.85

Distributions Per Share
--------------------------------------------------------------------------------

                             9/1/05 - 2/28/06
               -------------------------------------------
                    Net
                Investment     Short-Term      Long-Term
 Class            Income     Capital Gains   Capital Gains
-------        ------------ --------------- --------------
   A             $0.1519          $ -             $ -
   B             $0.1124          $ -             $ -
   C             $0.1086          $ -             $ -
   Y             $0.1681          $ -             $ -

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                    CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

"7/04"     9745       10000
"2/05"     9816       10062
"2/06"     9986       10294

Average Annual Total Returns
(as of February 28, 2006)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
Life-of-Class
(7/8/04)                         1.48%          -0.09%
1 Year                           1.73           -0.78

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

"7/04"     10000      10000
"2/05"     10031      10062
"2/06"     9986       10294


Average Annual Total Returns
(as of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(7/8/04)                       0.66%      -0.52%
1 Year                         0.89       -1.08

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                    CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

"7/04"     10000      10000
"2/05"     10041      10062
"2/06"     10110      10294

Average Annual Total Returns
(as of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(7/8/04)                       0.63%      0.63%
1 Year                         0.68       0.68

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset vale per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

"7/04"     10000      10000
"2/05"     10115      10062
"2/06"     10313      10294

Average Annual Total Returns
(as of February 28, 2006)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(7/8/04)                       1.85%      1.85%
1 Year                         1.96       1.96

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from September 1, 2005 through February 28, 2006

Share Class                          A              B              C              Y
-----------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 9/1/05
Ending Account Value             $1,005.40      $1,001.30      $  999.90      $1,006.00
On 2/28/06
Expenses Paid During Period*     $    4.38      $    8.39      $    8.98      $    2.64

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.69%, 1.81%, and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2005 through February 28, 2006

Share Class                          A              B              C              Y
--------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 9/1/05
Ending Account Value             $1,020.43      $1,016.41      $1,015.82      $1,022.17
On 2/28/06
Expenses Paid During Period*     $    4.41      $    8.45      $    9.05      $    2.66

* Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.69%, 1.81%, and 0.53% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                        Value
                              ASSET BACKED SECURITIES - 0.6%
                              Banks - 0.3%
                              Thrifts & Mortgage Finance - 0.3%
$   200,000        AAA/Aaa    Greenpoint Mortgage Funding Trust,
                              Floating Rate Note, 9/25/34                    $    200,017
    350,000        AAA/Aaa    Nissan Auto Receivables Owner Trust,
                              2.7%, 12/17/07                                      347,390
                                                                             ------------
                                                                             $    547,407
                                                                             ------------
                              Total Banks                                    $    547,407
                                                                             ------------
                              Diversified Financials - 0.2%
                              Diversified Financial Services - 0.1%
    200,000        AAA/Aaa    Volkswagon Auto Loan Trust, 2.94%, 3/22/10     $    195,421
                                                                             ------------
                              Specialized Finance - 0.1%
    250,000        AAA/Aaa    MBNA Credit Card Master, Floating Rate Note,
                              10/15/10                                       $    238,438
                                                                             ------------
                              Total Diversified Financials                   $    433,859
                                                                             ------------
                              Utilities - 0.1%
                              Multi-Utilities - 0.1%
     95,502        AAA/Aaa    PG&E Energy Recovery Funding LLC, 3.32%,
                              9/25/08                                        $     95,210
                                                                             ------------
                              Total Utilities                                $     95,210
                                                                             ------------
                              TOTAL ASSET BACKED SECURITIES
                              (Cost $1,082,772)                              $  1,076,476
                                                                             ============
                              COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
                              Government - 4.3%
     79,517        AAA/Aaa    Federal Home Loan Bank, 3.0%, 8/15/09          $     79,028
    112,022        AAA/Aaa    Federal Home Loan Bank, 3.5%, 12/15/10              111,004
    546,833        AAA/Aaa    Federal Home Loan Bank, 3.75%, 1/15/11              544,705
     13,918        AAA/Aaa    Federal Home Loan Bank, 4.0%, 10/15/09               13,897
    108,421        AAA/Aaa    Federal Home Loan Bank, 4.0%, 3/15/11               108,007
    150,783        AAA/Aaa    Federal Home Loan Bank, 4.0%, 12/15/12              143,803
    470,333        AAA/Aaa    Federal Home Loan Bank, 4.0%, 12/15/16              456,729
    475,340        AAA/Aaa    Federal Home Loan Bank, 4.0%, 12/25/20              471,465
    173,675        AAA/Aaa    Federal Home Loan Bank, 4.0%, 4/15/21               172,293
    154,839        AAA/Aaa    Federal Home Loan Bank, 4.0%, 4/15/22               150,379
    150,690        AAA/Aaa    Federal Home Loan Bank, 4.5%, 11/15/09              150,081
     93,248        AAA/Aaa    Federal Home Loan Bank, 4.5%, 6/15/14                92,150
    175,674        AAA/Aaa    Federal Home Loan Bank, 4.5%, 3/25/16               173,252
    216,793        AAA/Aaa    Federal Home Loan Bank, 4.84%, 1/25/12              219,264
  1,426,983        AAA/Aaa    Federal Home Loan Bank, 5.0%, 8/15/23             1,421,183

16   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                        Value
                              Government - continued
$    62,991         NR/NR     Federal Home Loan Bank, 6.0%, 6/15/23          $     63,169
     53,743        AAA/Aaa    Federal Home Loan Bank, 6.0%, 3/25/31                53,803
    489,098        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.125%, 12/15/13                                    484,447
    250,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.5%, 7/15/17                                       250,585
    500,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.5%, 6/15/32                                       498,060
    500,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.0%, 6/15/32                                       504,513
    983,392        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.1%, 9/15/18                                       986,496
    562,329        AAA/Aaa    Federal National Mortgage Association,
                              4.0%, 11/25/14                                      550,221
                                                                             ------------
                                                                             $  7,698,534
                                                                             ------------
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                              (Cost $7,791,975)                              $  7,698,534
                                                                             ------------
                              CORPORATE BONDS - 35.2%
                              Energy - 0.6%
                              Integrated Oil & Gas - 0.2%
    250,000         A3/A3     Occcidental Petroleum, 4.0%, 11/30/07          $    245,132
                                                                             ------------
                              Oil & Gas Equipment & Services - 0.1%
    200,000       BBB+/Baa1   Cooper Cameron Corp., 2.65%, 4/15/07           $    193,281
                                                                             ------------
                              Oil & Gas Exploration & Production - 0.1%
    225,000        BBB/Baa3   Ocean Energy, Inc., 4.375%, 10/1/07            $    222,268
                                                                             ------------
                              Oil & Gas Refining & Marketing - 0.2%
    300,000        BB+/Baa3   Enterprise Products, 4.0%, 10/15/07            $    293,262
     60,000        BB-/Ba2    Semco Energy, Inc., 7.125%, 5/15/08                  60,454
                                                                             ------------
                                                                             $    353,716
                                                                             ------------
                              Total Energy                                   $  1,014,397
                                                                             ------------
                              Materials - 0.3%
                              Diversified Chemical - 0.1%
    200,000        BBB/Baa3   ICI Wilmington, Inc., 4.375%, 12/1/08          $    193,565
                                                                             ------------
                              Paper Packaging - 0.2%
     62,000        BB-/Ba3    Abitibi-Consolidated, Inc., 6.95%, 12/15/06    $     62,543
    300,000        BBB/Baa3   Sealed Air Corp., 5.375%, 4/15/08 (144A)            299,063
                                                                             ------------
                                                                             $    361,606
                                                                             ------------
                              Total Materials                                $    555,171
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                               Value
                              Capital Goods - 4.5%
                              Aerospace & Defense - 0.9%
$   403,000          A/A3     Boeing Capital Corp., 5.65%, 5/15/06                  $    403,654
    200,000         BB/Ba2    Bombardier Capital, Inc., 6.125%,
                              6/29/06 (144A)                                             199,750
  1,000,000          A/A2     United Technologies Corp., 4.875%, 11/1/06               1,000,264
                                                                                    ------------
                                                                                    $  1,603,668
                                                                                    ------------
                              Building Products - 0.1%
    100,000         B-/B3     Builders Firstsource, Inc., Floating Rate Note,
                              2/15/12                                               $    102,750
                                                                                    ------------
                              Construction, Farm Machinery & Heavy Trucks - 0.9%
  1,000,000          A/A2     Caterpillar Financial Services Corp.,
                              2.5%, 10/3/06                                         $    985,030
    500,000          A/A2     Caterpillar Financial Services Corp.,
                              3.10%, 5/15/07                                             488,067
    225,000         A-/A3     Caterpillar Financial Services Corp., 3.8%, 2/8/08         219,341
                                                                                    ------------
                                                                                    $  1,692,438
                                                                                    ------------
                              Industrial Conglomerates - 2.6%
  4,000,000        AAA/Aaa    General Electric Capital Corp., 3.75%, 12/15/09       $  3,810,816
    250,000        AAA/Aaa    General Electric Corp., 4.0%, 6/15/09                      241,767
    500,000        AAA/Aaa    General Electric Corp., 4.125%, 3/4/08                     490,831
                                                                                    ------------
                                                                                    $  4,543,414
                                                                                    ------------
                              Total Capital Goods                                   $  7,942,270
                                                                                    ------------
                              Commercial Services & Supplies - 0.6%
                              Commercial Printing - 0.6%
  1,000,000        A-/Baa2    Donnelley RR & Sons Co., 5.0%, 11/15/06               $    993,652
                                                                                    ------------
                              Total Commercial Services & Supplies                  $    993,652
                                                                                    ------------
                              Transportation - 0.1%
                              Airlines - 0.1%
    200,000        AA+/Aa2    Southwest Airlines Co., 5.496%, 11/1/06               $    200,448
                                                                                    ------------
                              Total Transportation                                  $    200,448
                                                                                    ------------
                              Automobiles & Components - 0.5%
                              Automobile Manufacturers - 0.2%
    250,000        BB+/Baa3   Hyundai Motor Co., Ltd., 5.3%, 12/19/08 (144A)        $    248,228
                                                                                    ------------
                              Tires & Rubber - 0.3%
    550,000         B-/B3     Goodyear Tire & Rubber, 8.5%, 3/15/07                 $    561,688
                                                                                    ------------
                              Total Automobiles & Components                        $    809,916
                                                                                    ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                            Value
                              Consumer Durables & Apparel - 0.3%
                              Homebuilding - 0.2%
$   250,000        BBB/Baa2   Centex Corp., 4.75%, 1/15/08                       $    246,691
                                                                                 ------------
                              Household Appliances - 0.1%
    200,000          A/A2     Stanley Works, 3.5%, 11/1/07                       $    194,823
                                                                                 ------------
                              Total Consumer Durables & Apparel                  $    441,514
                                                                                 ------------
                              Consumer Services - 1.2%
                              Hotels, Resorts & Cruise Lines - 0.1%
    225,000         A-/A3     Carnival Corp., 3.75%, 11/15/07                    $    219,570
                                                                                 ------------
                              Restaurants - 1.1%
  2,000,000          A/A2     McDonalds Corp., 3.875%, 8/15/07                   $  1,963,212
                                                                                 ------------
                              Total Consumer Services                            $  2,182,782
                                                                                 ------------
                              Media - 1.2%
                              Broadcasting & Cable TV - 1.0%
    300,000        BB+/Baa2   Cox Enterprises, Inc., 4.375%, 5/1/08 (144A)       $    291,826
  1,500,000       BBB-/Baa2   Univision Communication, Inc., 2.875%, 10/15/06       1,478,514
                                                                                 ------------
                                                                                 $  1,770,340
                                                                                 ------------
                              Movies & Entertainment - 0.2%
     70,000       BBB+/Baa1   AOL Time Warner, Inc., 6.125%, 4/15/06             $     70,076
    285,000        A-/Baa1    Walt Disney Co., 5.375%, 6/1/07                         285,660
                                                                                 ------------
                                                                                 $    355,736
                                                                                 ------------
                              Total Media                                        $  2,126,076
                                                                                 ------------
                              Retailing - 0.4%
                              General Merchandise Stores - 0.4%
    800,000         A+/A2     Target Corp., 3.375%, 3/1/08                       $    773,554
                                                                                 ------------
                              Total Retailing                                    $    773,554
                                                                                 ------------
                              Food & Drug Retailing - 0.7%
                              Food Distributors - 0.7%
    200,000        BBB/Baa2   Cadbury Schweppes US Financial,
                              3.875%, 10/1/08 (144A)                             $    193,082
  1,115,000         A+/A1     Sysco Corp., 7.25%, 4/15/07                           1,135,066
                                                                                 ------------
                                                                                 $  1,328,148
                                                                                 ------------
                              Total Food & Drug Retailing                        $  1,328,148
                                                                                 ------------
                              Food, Beverage & Tobacco - 1.9%
                              Brewers - 0.1%
    250,000       BBB+/Baa1   Miller Brewing Co., 4.25%, 8/15/08 (144A)          $    244,423
                                                                                 ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                         Value
                              Soft Drinks - 1.8%
$ 1,000,000          A/A2     Coca Cola Enterprises, Inc., 2.5%, 9/15/06      $    985,270
  1,150,000         A-/A3     Diageo Finance, 3.0%, 12/15/06                     1,131,276
  1,000,000         A-/A3     Diageo Plc, 3.5%, 11/19/07                           972,717
                                                                              ------------
                                                                              $  3,089,263
                                                                              ------------
                              Total Food, Beverage & Tobacco                  $  3,333,686
                                                                              ------------
                              Household & Personal Products - 1.6%
                              Household Products - 0.5%
  1,000,000        AA-/Aa3    Procter & Gamble Co., 3.5%, 12/15/08            $    959,129
                                                                              ------------
                              Personal Products - 1.1%
  2,000,000        AA-/Aa3    Gillette Co., 2.5%, 6/1/08                      $  1,891,354
                                                                              ------------
                              Total Household & Personal Products             $  2,850,483
                                                                              ------------
                              Health Care Equipment & Services - 1.8%
                              Health Care Equipment - 0.6%
  1,000,000         A+/A2     Becton Dickinson & Co., 7.15%, 10/1/09          $  1,066,240
                                                                              ------------
                              Health Care Facilities - 0.1%
    145,000        BB+/Ba2    HCA, Inc., 7.0%, 7/1/07                         $    147,590
                                                                              ------------
                              Managed Health Care - 1.1%
  1,035,000          A/A2     United Health Group, 3.375%, 8/15/07            $  1,009,859
  1,000,000          A/A2     United Health Group, 5.2%, 1/17/07                 1,000,677
                                                                              ------------
                                                                              $  2,010,536
                                                                              ------------
                              Total Health Care Equipment & Services          $  3,224,366
                                                                              ------------
                              Pharmaceuticals & Biotechnology - 1.7%
                              Pharmaceuticals - 1.7%
  1,100,000         AA/Aa2    Glaxosmithline Capital Plc, 2.375%, 4/16/07     $  1,066,654
  2,000,000         AA/Aa3    Lilly Eli & Co., 5.5%, 7/15/06                     2,004,900
                                                                              ------------
                                                                              $  3,071,554
                                                                              ------------
                              Total Pharmaceuticals & Biotechnology           $  3,071,554
                                                                              ------------
                              Banks - 3.3%
                              Diversified Banks - 0.5%
    500,000          A/A1     First Tennessee Bank, 5.316%, 12/8/08           $    497,426
    300,000        BBB+/A3    Popular North America, Inc., 3.875%, 10/1/08         288,439
                                                                              ------------
                                                                              $    785,865
                                                                              ------------
                              Regional Banks - 2.5%
  2,000,000         A-/A2     Keycorp, 2.75%, 2/27/07                         $  1,942,550
  1,000,000         A+/Aa3    National City Bank, 2.375%, 8/15/06                  987,416
  1,000,000         A+/Aa3    Suntrust Banks, Inc., 6.25%, 6/1/08                1,022,082
    510,000         A+/Aa3    Suntrust Banks, Inc., 6.9%, 7/1/07                   519,469
                                                                              ------------
                                                                              $  4,471,517
                                                                              ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                           Value
                              Thrifts & Mortgage Finance - 0.3%
$   300,000        AAA/Aaa    Federal National Mortgage Association,
                              3.04%, 4/27/07                                    $    293,633
    200,000        AAA/Aaa    Federal National Mortgage Association,
                              3.5%, 7/26/06 (STEP)                                   198,900
                                                                                ------------
                                                                                $    492,533
                                                                                ------------
                              Total Banks                                       $  5,749,915
                                                                                ------------
                              Diversified Financials - 5.0%
                              Asset Management & Custody Banks - 0.6%
  1,000,000         A+/Aa3    Bank of New York, 3.9%, 9/1/07                    $    982,511
                                                                                ------------
                              Consumer Finance - 0.4%
     70,000       BBB-/Baa3   Capital One Financial, 7.25%, 5/1/06              $     70,262
    100,000          A/A1     Household Finance Corp., Floating Rate Note,
                              8/15/08                                                100,154
    500,000         A/Aa3     Household Finance Corp., 4.125%, 11/16/09              481,566
    100,000          A/A2     SLM Corp., Floating Rate Note, 12/15/08                100,067
                                                                                ------------
                                                                                $    752,049
                                                                                ------------
                              Investment Banking & Brokerage - 0.6%
  1,000,000         A+/Aa3    Merrill Lynch & Co., Inc., 4.125%, 9/10/09        $    970,310
                                                                                ------------
                              Diversified Financial Services - 3.3%
    250,000        AA-/Aa1    Citigroup, Inc., Floating Rate Note, 3/16/12      $    249,745
    100,000       BBB+/Baa1   ERAC USA Finance Co., 6.625%, 5/15/06 (144A)           100,197
     50,000        BB+/Baa3   Ford Motor Credit Co., 4.95%, 1/15/08                   46,062
    145,000         BB/Ba1    General Motors Acceptance Corp., 4.5%, 7/15/06         142,822
    200,000         A-/A3     John Deere Capital Corp., 3.875%, 3/7/07               197,468
  2,000,000         A+/Aa3    Premium Asset, 3.81%, 10/8/09 (144A)                 2,000,468
  1,000,000          A/A2     SLM Corp., Floating Rate Note, 2/1/10                  971,060
  2,200,000        AAA/Aa1    USAA Capital Corp., 4.0%, 12/10/07                   2,157,342
                                                                                ------------
                                                                                $  5,865,164
                                                                                ------------
                              Specialized Finance - 0.1%
    250,000          A/A2     CIT Group, Inc., 3.65%, 11/23/07                  $    243,918
                                                                                ------------
                              Total Diversified Financials                      $  8,813,952
                                                                                ------------
                              Insurance - 6.1%
                              Life & Health Insurance - 1.1%
  2,000,000         AA/Aa3    Protective Life, 4.0%, 10/7/09                    $  1,933,184
                                                                                ------------
                              Multi-Line Insurance - 1.1%
  2,000,000        AA-/Aa3    Hartford Life Global Funding, 3.58%, 9/15/09      $  2,004,164
                                                                                ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                       Value
                              Property & Casualty Insurance - 3.9%
$ 3,000,000        AAA/Aaa    Berkshire Hathway, Inc., 3.375%, 10/15/08     $  2,877,927
  2,000,000        AA-/Aa3    Nationwide Life, 2.75%, 5/15/07                  1,934,592
  1,000,000         AA/Aa3    Pacific Life, 3.75%, 1/15/09 (144A)                972,347
  1,000,000        BBB+/A3    St. Paul Travelers, 5.75%, 3/15/07                 999,347
                                                                            ------------
                                                                            $  6,784,213
                                                                            ------------
                              Total Insurance                               $ 10,721,561
                                                                            ------------
                              Real Estate - 0.2%
                              Real Estate Investment Trust - 0.2%
    315,000          B/B1     Crescent Real Estate, 7.5%, 9/15/07           $    321,300
                                                                            ------------
                              Total Real Estate                             $    321,300
                                                                            ------------
                              Technology Hardware & Equipment - 0.7%
                              Computer Hardware - 0.7%
    200,000         A-/A3     Hewlett-Packard Co., 3.625%, 3/15/08          $    194,030
  1,000,000         A+/A1     IBM Corp., 3.8%, 2/1/08                            976,549
                                                                            ------------
                                                                            $  1,170,579
                                                                            ------------
                              Technology Distributors - 0.0%
     50,000       BBB-/Baa3   Arrow Electronics, Inc., 7.0%, 1/15/07        $     50,710
                                                                            ------------
                              Total Technology Hardware & Equipment         $  1,221,289
                                                                            ------------
                              Telecommunication Services - 1.5%
                              Integrated Telecommunication Services - 1.4%
     60,000        BB+/Ba1    AT&T Corp., 7.5%, 6/1/06                      $     60,331
     70,000        BB+/Ba1    AT&T Corp., 6.5%, 11/15/06                          70,975
  2,000,000          A/A3     GTE California, Inc., 7.65%, 3/15/07             2,046,316
    250,000       BBB+/Baa2   Telecom Italia Capital, 4.0%, 11/15/08             241,409
    150,000       BBB+/Baa2   Telecom Italia Capital, 4.875%, 10/1/10            145,590
                                                                            ------------
                                                                            $  2,564,621
                                                                            ------------
                              Wireless Telecommunication Services - 0.1%
     50,000         A/Baa2    AT&T Wireless, 7.35%, 3/1/06                  $     50,000
     50,000         A/Baa2    Cingular Wireless LLC, 5.625%, 12/15/06             50,209
                                                                            ------------
                                                                            $    100,209
                                                                            ------------
                              Total Telecommunication Services              $  2,664,830
                                                                            ------------
                              Utilities - 1.0%
                              Electric Utilities - 0.6%
  1,000,000          A/A2     Alabama Power Co., 2.8%, 12/1/06              $    983,618
    100,000         A-/A2     Northern States Power, 2.875%, 8/1/06               99,133
                                                                            ------------
                                                                            $  1,082,751
                                                                            ------------
                              Gas Utilities - 0.1%
    200,000        BBB/Baa3   Panhandle Eastern Pipeline, 2.75%, 3/15/07    $    194,713
                                                                            ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                      Value
                              Multi-Utilities - 0.3%
$   500,000         A-/A2     Consolidated Edison, Inc., 3.625%, 8/1/08    $    482,768
                                                                           ------------
                              Total Utilities                              $  1,760,232
                                                                           ------------
                              TOTAL CORPORATE BONDS
                              (Cost $63,445,793)                           $ 62,101,096
                                                                           ------------
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.6%
  2,000,000        AAA/Aaa    Federal Farm Credit Bank, 2.7%, 11/24/06     $  1,968,062
  8,000,000        AAA/Aaa    Federal Home Loan Bank, 2.375%, 8/15/06         7,910,512
    100,000        AAA/Aaa    Federal Home Loan Bank, 3.1%, 12/15/06             98,609
    300,000        AAA/Aaa    Federal Home Loan Bank, 3.45%, 1/10/07            296,291
    500,000        AAA/Aaa    Federal Home Loan Bank, 3.8%, 1/16/07             495,173
    250,000        AAA/Aaa    Federal Home Loan Bank, 3.875%, 3/20/07           247,249
    200,000        AAA/Aaa    Federal Home Loan Bank, 4.0%, 6/13/07             197,493
    250,000        AAA/Aaa    Federal Home Loan Bank, 4.125%, 2/15/08           246,231
    250,000        AAA/Aaa    Federal Home Loan Bank, 4.14%, 12/28/07           246,636
    250,000        AAA/Aaa    Federal Home Loan Bank, 4.15%, 7/5/07             247,388
  1,000,000        AAA/Aaa    Federal Home Loan Bank, 4.25%, 4/16/07            992,348
    500,000        AAA/Aaa    Federal Home Loan Bank, 4.25%, 11/13/09           487,910
  1,000,000        AAA/Aaa    Federal Home Loan Bank, 4.375%, 10/3/08           985,669
    750,000        AAA/Aaa    Federal Home Loan Bank, 4.43%, 4/7/08             742,941
    300,000        AAA/Aaa    Federal Home Loan Bank, 4.51%, 8/25/08            296,826
    250,000        AAA/Aaa    Federal Home Loan Bank, 4.57%, 10/17/08           247,834
  1,500,000        AAA/Aaa    Federal Home Loan Bank, 4.625%, 10/24/07        1,490,031
    250,000        AAA/Aaa    Federal Home Loan Bank, 4.875%, 8/16/10           248,106
    500,000        AAA/Aaa    Federal Home Loan Bank, 5.0%, 11/23/07            498,769
  3,500,000        AAA/Aaa    Federal Home Loan Bank, 5.0%, 10/27/08          3,477,446
    500,000        AAA/Aaa    Federal Home Loan Bank, 5.0%, 1/23/09             498,189
  1,000,000        AAA/Aaa    Federal Home Loan Bank, 5.25%, 3/2/09             999,938
    100,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              3.0%, 9/29/06                                      98,889
    186,800        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              3.0%, 8/1/10                                      176,504
    150,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              3.3%, 9/14/07                                     146,427
  5,000,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              3.41%, 8/30/07                                  4,892,300
    250,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              3.625%, 2/15/08                                   244,068
  7,200,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              3.75%, 8/3/07                                   7,084,030

The accompanying notes are an integral part of these financial statements.   23

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                             Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
$   250,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.125%, 9/27/06                     $    248,927
    200,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.125%, 8/28/07                          197,673
    250,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.375%, 7/30/09                          245,564
    200,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.5%, 8/22/07                            198,472
  1,000,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.5%, 10/11/07                           992,867
    106,667        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.5%, 11/1/07                            105,890
    263,623        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.5%, 3/1/08                             260,289
  1,061,385        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.5%, 9/1/12                           1,038,645
  2,000,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.625%, 8/15/08                        1,983,576
    350,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              4.9%, 11/3/08                            347,577
    127,602        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.0%, 12/1/08                            127,262
  2,000,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.0%, 10/18/10                         1,977,136
    713,825        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.0%, 11/1/10                            710,041
    748,401        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.0%, 9/1/11                             743,880
  1,500,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.3%, 11/17/10                         1,493,786
    350,000        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.33%, 2/27/09                           349,452
     28,238        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.5%, 4/1/08                              28,328
    123,029        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.5%, 9/1/08                             123,189
    180,170        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              5.5%, 12/1/08                            180,405
     83,573        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.0%, 3/1/07                              84,040

24   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                  Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
$   100,837        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.5%, 12/1/07                            $    102,323
    111,898        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.5%, 3/1/11                                  114,471
    192,746        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.5%, 7/1/16                                  197,521
     73,188        AAA/Aaa    Federal Home Loan Mortgage Corp.,
                              6.5%, 6/1/17                                   75,003
    500,000        AAA/Aaa    Federal National Mortgage Association,
                              3.31%, 1/26/07                                492,878
    183,463        AAA/Aaa    Federal National Mortgage Association,
                              3.5%, 5/25/12                                 180,401
    250,000        AAA/Aaa    Federal National Mortgage Association,
                              3.55%, 1/30/07                                246,769
    500,000        AAA/Aaa    Federal National Mortgage Association,
                              4.0%, 5/23/07                                 494,421
    300,000        AAA/Aaa    Federal National Mortgage Association,
                              4.0%, 6/29/07                                 296,164
    250,000        AAA/Aaa    Federal National Mortgage Association,
                              4.0%, 8/8/08                                  244,786
  2,000,000        AAA/Aaa    Federal National Mortgage Association,
                              4.375%, 9/7/07                              1,982,490
    500,000        AAA/Aaa    Federal National Mortgage Association,
                              4.4%, 7/28/08                                 494,036
  1,500,000        AAA/Aaa    Federal National Mortgage Association,
                              4.5%, 10/15/08                              1,484,600
    295,000        AAA/Aaa    Federal National Mortgage Association,
                              4.5%, 10/25/15                                291,658
  1,000,000        AAA/Aaa    Federal National Mortgage Association,
                              4.5%, 12/25/25                                977,579
    250,000        AAA/Aaa    Federal National Mortgage Association,
                              4.65%, 5/17/10                                247,115
    250,000        AAA/Aaa    Federal National Mortgage Association,
                              4.7%, 7/28/10                                 247,099
    145,340        AAA/Aaa    Federal National Mortgage Association,
                              5.0%, 3/1/09                                  144,684
    183,966        AAA/Aaa    Federal National Mortgage Association,
                              5.0%, 10/1/09                                 183,135
    877,846        AAA/Aaa    Federal National Mortgage Association,
                              5.0%, 7/1/15                                  873,890

The accompanying notes are an integral part of these financial statements.   25

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                        Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
$ 1,500,000        AAA/Aaa    Federal National Mortgage Association,
                              5.1%, 1/18/11                                  $  1,491,153
  1,000,000        AAA/Aaa    Federal National Mortgage Association,
                              5.17%, 2/23/09                                      998,724
    250,000        AAA/Aaa    Federal National Mortgage Association,
                              5.2%, 11/8/10                                       249,139
     97,777        AAA/Aaa    Federal National Mortgage Association,
                              5.5%, 9/1/07                                         98,243
     63,759        AAA/Aaa    Federal National Mortgage Association,
                              5.5%, 1/1/12                                         64,231
    994,174        AAA/Aaa    Federal National Mortgage Association,
                              5.5%, 12/1/35                                       985,301
    800,918        AAA/Aaa    Federal National Mortgage Association,
                              6.0%, 2/1/34                                        808,624
     85,581        AAA/Aaa    Federal National Mortgage Association,
                              6.5%, 6/1/14                                         87,864
     60,940        AAA/Aaa    Federal National Mortgage Association,
                              6.5%, 6/1/16                                         62,599
    162,856        AAA/Aaa    Federal National Mortgage Association,
                              6.5%, 8/1/17                                        167,301
    130,835        AAA/Aaa    Government National Mortgage Association II,
                              6.0%, 5/20/13                                       133,854
    231,809        AAA/Aaa    Government National Mortgage Association,
                              6.5%, 5/15/31                                       241,630
    243,234        AAA/Aaa    Government National Mortgage Association,
                              6.5%, 7/15/35                                       253,507
    113,915        AAA/Aaa    Government National Mortgage Association,
                              7.0%, 1/15/09                                       116,669
    118,882        AAA/Aaa    Government National Mortgage Association,
                              7.0%, 11/15/13                                      123,410
     64,722        AAA/Aaa    Government National Mortgage Association,
                              7.5%, 4/15/09                                        67,078
     24,010        AAA/Aaa    Government National Mortgage Association,
                              7.5%, 6/15/09                                        24,884
     94,917        AAA/Aaa    Government National Mortgage Association,
                              7.5%, 8/15/11                                        99,519
     16,626        AAA/Aaa    Government National Mortgage Association,
                              8.0%, 12/15/07                                       16,961
     81,829        AAA/Aaa    Government National Mortgage Association,
                              8.0%, 8/15/08                                        84,492

26   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
   Principal       Ratings
    Amount       (unaudited)                                                        Value
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
$   143,632        AAA/Aaa    Government National Mortgage Association,
                              8.0%, 11/15/09                                 $    149,857
    198,182        AAA/Aaa    Government National Mortgage Association,
                              8.0%, 4/15/10                                       208,641
     40,004        AAA/Aaa    Government National Mortgage Association,
                              8.5%, 9/15/09                                        41,992
     15,612        AAA/Aaa    Government National Mortgage Association,
                              8.5%, 12/15/09                                       16,388
 19,000,000        AAA/Aaa    U.S. Treasury Bond, 2.25%, 2/15/07               18,558,402
  2,200,000        AAA/Aaa    U.S. Treasury Bond, 2.5%, 9/30/06                 2,171,468
    250,000        AAA/Aaa    U.S. Treasury Bond, 4.0%, 6/15/09                   245,039
    200,000        AAA/Aaa    U.S. Treasury Bond, 4.0%, 2/15/14                   191,797
    495,845        AAA/Aaa    U.S. Treasury Inflation Note, 2.0%, 1/15/16         495,845
    650,000        AAA/Aaa    U.S. Treasury Note, 3.0%, 12/31/06                  640,707
    750,000        AAA/Aaa    U.S. Treasury Note, 3.125%, 5/15/07                 736,084
  1,050,000        AAA/Aaa    U.S. Treasury Note, 3.125%, 4/15/09               1,003,693
    950,000        AAA/Aaa    U.S. Treasury Note, 3.25%, 8/15/08                  919,088
    750,000        AAA/Aaa    U.S. Treasury Note, 3.375%, 2/15/08                 731,894
    700,000        AAA/Aaa    U.S. Treasury Note, 3.375%, 9/15/09                 671,152
    250,000        AAA/Aaa    U.S. Treasury Note, 3.5%, 5/31/07                   246,309
    800,000        AAA/Aaa    U.S. Treasury Note, 3.625%, 6/30/07                 788,687
  7,000,000        AAA/Aaa    U.S. Treasury Note, 3.625%, 6/15/10               6,727,385
  1,000,000        AAA/Aaa    U.S. Treasury Note, 3.75%, 3/31/07                  989,688
  5,750,000        AAA/Aaa    U.S. Treasury Strip Principal, 0%, 5/15/07        5,436,177
                                                                             ------------
                                                                             $103,515,367
                                                                             ------------
                              TOTAL U.S. GOVERNMENT AND AGENCY
                              OBLIGATIONS
                              (Cost $104,855,426)                            $103,515,367
                                                                             ------------
                              TOTAL INVESTMENT IN SECURITIES - 98.7%
                              (Cost $177,175,966)(a)                         $174,391,473
                                                                             ------------
                              OTHER ASSETS AND LIABILITIES - 1.3%            $  2,249,948
                                                                             ------------
                              TOTAL NET ASSETS - 100.0%                      $176,641,421
                                                                             ============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2006, the value of these securities amounted to $4,549,384 or 2.6% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another coupon at a specified date. The rate shown is the rate at the end of the period.

(a) At February 28, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $177,285,502 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                          $     65,380
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                            (2,959,409)
                                                                                ------------
      Net unrealized loss                                                       $ (2,894,029)
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2006, were as follows:

                                       Purchases          Sales
     Long-term U.S. Government        $46,320,616      $23,367,654
     Other Long-term Securities       $ 3,179,248      $40,974,184

28   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $177,175,966)      $174,391,473
  Cash                                                             651,568
  Receivables -
    Investment securities sold                                   2,912,269
    Fund shares sold                                             1,022,963
    Interest                                                     1,478,603
    Due from Pioneer Investment Management, Inc.                       453
                                                              ------------
     Total assets                                             $180,457,329
                                                              ------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  2,521,018
    Fund shares repurchased                                        992,407
    Dividends                                                      209,626
  Due to affiliates                                                 12,587
  Accrued expenses                                                  80,270
                                                              ------------
     Total liabilities                                        $  3,815,908
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $180,541,241
  Distributions in excess of net investment income                (237,122)
  Accumulated net realized loss on investments                    (878,205)
  Net unrealized loss on investments                            (2,784,493)
                                                              ------------
     Total net assets                                         $176,641,421
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $22,345,344/2,294,729 shares)             $       9.74
                                                              ============
  Class B (based on $14,924,656/1,532,463 shares)             $       9.74
                                                              ============
  Class C (based on $3,311,210/340,860 shares)                $       9.71
                                                              ============
  Class Y (based on $136,060,211/13,969,147 shares)           $       9.74
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($9.74 [divided by] 97.5%)                          $       9.99
                                                              ============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
For the Six Months Ended 2/28/06
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                 $3,007,594
                                                           ----------
     Total investment income                                               $ 3,007,594
                                                                           -----------
EXPENSES:
  Management fees                                          $  330,329
  Transfer agent fees and expenses
    Class A                                                    10,141
    Class B                                                    10,603
    Class C                                                     6,345
    Class Y                                                       664
  Distribution fees
    Class A                                                    28,828
    Class B                                                    71,559
    Class C                                                    21,144
  Administrative reimbursements                                15,804
  Custodian fees                                               13,515
  Registration fees                                            33,179
  Professional fees                                            24,518
  Printing expense                                             17,775
  Fees and expenses of nonaffiliated trustees                   3,182
  Miscellaneous                                                 3,389
                                                           ----------
     Total expenses                                                        $   590,975
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                                (824)
     Less fees paid indirectly                                                    (242)
                                                                           -----------
     Net expenses                                                          $   589,909
                                                                           -----------
       Net investment income                                               $ 2,417,685
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
    Net realized loss on investments                                       $  (680,799)
                                                                           -----------
    Change in net unrealized loss on investments                           $  (571,588)
                                                                           -----------
    Net loss on investments                                                $(1,252,387)
                                                                           -----------
    Net increase in net assets resulting from operations                   $ 1,165,298
                                                                           ===========

30   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended 2/28/06 and the Year Ended 8/31/05
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended
                                                                2/28/06          Year Ended
                                                              (unaudited)         8/31/05
FROM OPERATIONS:
Net investment income                                      $  2,417,685       $   573,599
Net realized loss on investments                               (680,799)          (20,827)
Change in net unrealized gain (loss) on investments            (571,588)         (173,051)
                                                           -------------      ------------
    Net increase in net assets resulting from
     operations                                            $  1,165,298       $   379,721
                                                           -------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.15 and $0.31 per share, respectively)      $   (356,865)      $  (305,197)
    Class B ($0.11 and $0.22 per share, respectively)          (164,803)          (42,662)
    Class C ($0.11 and $0.24 per share, respectively)           (47,596)         (102,738)
    Class Y ($0.17 and $0.34 per share, respectively)        (2,121,711)         (264,355)
                                                           -------------      ------------
     Total distributions to shareowners                    $ (2,690,975)      $  (714,952)
                                                           -------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $ 34,463,000       $39,322,468
Shares issued in reorganization                             159,478,147                 -
Reinvestment of distributions                                 1,475,642           602,119
Cost of shares repurchased                                  (54,575,085)       (7,527,997)
                                                           -------------      ------------
    Net increase in net assets resulting from
     Fund share transactions                               $140,841,704       $32,396,590
                                                           -------------      ------------
    Net increase in net assets                             $139,316,027       $32,061,359
NET ASSETS:
Beginning of period                                          37,325,394         5,264,035
                                                           -------------      ------------
End of period (including distributions in excess of net
  investment income of $(237,122) and undistributed
  net investment income of $36,168)                        $176,641,421       $37,325,394
                                                           ============      ============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount     '05 Shares    '05 Amount
                                  (unaudited)     (unaudited)
CLASS A
Shares sold                           226,153    $   2,207,862    1,354,380    $ 13,483,786
Shares issued in
  reorganization                    1,727,096       16,942,810            -               -
Reinvestment of distributions          30,212          294,686       29,172         288,304
Less shares repurchased              (858,745)      (8,380,944)    (361,023)     (3,578,349)
                                   ----------    -------------    ---------    ------------
    Net increase                    1,124,716    $  11,064,414    1,022,529    $ 10,193,741
                                   ==========    =============    =========    ============
CLASS B
Shares sold                           328,709    $   3,209,326      336,111    $  3,321,362
Shares issued in
  reorganization                    1,294,423       12,698,294            -               -
Reinvestment of distributions          10,624          103,600          920           9,082
Less shares repurchased              (440,480)      (4,295,057)     (69,516)       (688,795)
                                   ----------    -------------    ---------    ------------
    Net increase                    1,193,276    $  11,716,163      267,515    $  2,641,649
                                   ==========    =============    =========    ============
CLASS C
Shares sold                           101,055    $     986,114      557,340    $  5,517,980
Reinvestment of distributions           1,975           19,225        4,956          48,936
Less shares repurchased              (251,325)      (2,448,470)    (326,875)     (3,230,702)
                                   ----------    -------------    ---------    ------------
    Net increase (decrease)          (148,295)   $  (1,443,131)     235,421    $  2,336,214
                                   ==========    =============    =========    ============
CLASS Y
Shares sold                         2,872,467    $  28,059,698    1,718,949    $ 16,999,340
Shares issued in
  reorganization                   13,235,173      129,837,043            -               -
Reinvestment of distributions         108,493        1,058,131       25,927         255,797
Less shares repurchased            (4,041,815)     (39,450,614)      (3,049)        (30,151)
                                   ----------    -------------    ---------    ------------
    Net increase                   12,174,318    $ 119,504,258    1,741,827    $ 17,224,986
                                   ==========    =============    =========    ============

32   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended                     7/8/04 (a)
                                                     2/28/06     Year Ended         to
                                                   (unaudited)     8/31/05       8/31/04
CLASS A
Net asset value, beginning of period                $  9.84       $ 10.02       $  10.00
                                                    -------       -------       --------
Increase (decrease) from investment operations:
  Net investment income                             $  0.13       $  0.27       $   0.03
  Net realized and unrealized gain (loss) on
   investments                                        (0.08)        (0.14)          0.03
                                                    -------       -------       --------
     Net increase from investment operations        $  0.05       $  0.13       $   0.06
Distributions to shareowners:
  Net investment income                               (0.15)        (0.31)         (0.04)
                                                    -------       -------       --------
Net increase (decrease) in net asset value          $ (0.10)      $ (0.18)      $   0.02
                                                    -------       -------       --------
Net asset value, end of period                      $  9.74       $  9.84       $  10.02
                                                    =======       =======       ========
Total return*                                          0.54%         1.31%          0.59%(b)
Ratio of net expenses to average net assets+           0.88%**       0.90%          0.90%**
Ratio of net investment income to average
  net assets+                                          2.82%**       2.68%          1.64%**
Portfolio turnover rate                                  62%**         71%            24%(b)
Net assets, end of period (in thousands)            $22,345       $11,512       $  1,478
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.88%**       1.40%          9.40%**
  Net investment income (loss)                         2.82%**       2.18%         (6.86)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.88%**       0.90%          0.90%**
  Net investment income                                2.82%**       2.68%          1.64%**

(a)  The Fund commenced operations on July 8, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended                     7/8/04 (a)
                                                     2/28/06     Year Ended         to
                                                   (unaudited)     8/31/05       8/31/04
CLASS B
Net asset value, beginning of period                $  9.84       $ 10.01       $  10.00
                                                    -------       -------       --------
Increase (decrease) from investment operations:
  Net investment income                             $  0.09       $  0.18       $   0.01
  Net realized and unrealized gain (loss) on
   investments                                        (0.08)        (0.13)          0.03
                                                    -------       -------       --------
     Net increase from investment operations        $  0.01       $  0.05       $   0.04
Distributions to shareowners:
  Net investment income                               (0.11)        (0.22)         (0.03)
                                                    -------       -------       --------
Net increase (decrease) in net asset value          $ (0.10)      $ (0.17)      $   0.01
                                                    -------       -------       --------
Net asset value, end of period                      $  9.74       $  9.84       $  10.01
                                                    =======       =======       ========
Total return*                                          0.13%         0.56%          0.40%(b)
Ratio of net expenses to average net assets+           1.69%**       1.74%          1.89%**
Ratio of net investment income to average
  net assets+                                          1.99%**       1.68%          0.65%**
Portfolio turnover rate                                  62%**         71%            24%(b)
Net assets, end of period (in thousands)            $14,925       $ 3,338       $    718
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         1.69%**       2.29%         10.65%**
  Net investment income (loss)                         1.99%**       1.13%         (8.11)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         1.69%**       1.74%          1.89%**
  Net investment income                                1.99%**       1.68%          0.65%**

(a)  The Fund commenced operations on July 8, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

34   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended                     7/8/04 (a)
                                                    2/28/06     Year Ended         to
                                                  (unaudited)     8/31/05       8/31/04
CLASS C
Net asset value, beginning of period               $  9.82       $ 10.00       $  10.00
                                                   -------       -------       --------
Increase (decrease) from investment operations:
  Net investment income                            $  0.10       $  0.20       $   0.03
  Net realized and unrealized gain (loss) on
   investments                                       (0.10)        (0.14)          0.02
                                                   -------       -------       --------
     Net increase from investment operations       $     -       $  0.06       $   0.05
Distributions to shareowners:
  Net investment income                              (0.11)        (0.24)         (0.05)
                                                   -------       -------       --------
Net increase (decrease) in net asset value         $ (0.11)      $ (0.18)      $      -
                                                   -------       -------       --------
Net asset value, end of period                     $  9.71       $  9.82       $  10.00
                                                   =======       =======       ========
Total return*                                        (0.01)%        0.58%          0.46%(b)
Ratio of net expenses to average net assets+          1.81%**       1.69%          1.39%**
Ratio of net investment income to average
  net assets+                                         1.97%**       1.95%          1.16%**
Portfolio turnover rate                                 62%**         71%            24%(b)
Net assets, end of period (in thousands)           $ 3,311       $ 4,804       $  2,538
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                        1.85%**       2.38%          9.63%**
  Net investment income (loss)                        1.93%**       1.26%         (7.08)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                        1.81%**       1.69%          1.39%**
  Net investment income                               1.97%**       1.95%          1.16%**

(a)  The Fund commenced operations on July 8, 2004.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   35

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                      Ended                      7/8/04 (a)
                                                     2/28/06      Year Ended         to
                                                   (unaudited)      8/31/05       8/31/04
CLASS Y
Net asset value, beginning of period                $  9.85        $ 10.01       $  10.00
                                                    -------        -------       --------
Increase (decrease) from investment operations:
  Net investment income                             $  0.14        $  0.30       $   0.04
  Net realized and unrealized gain (loss) on
   investments                                        (0.08)         (0.12)          0.02
                                                    -------        -------       --------
     Net increase from investment operations        $  0.06        $  0.18       $   0.06
Distributions to shareowners:
  Net investment income                               (0.17)         (0.34)         (0.05)
                                                    -------        -------       --------
Net increase (decrease) in net asset value          $ (0.11)       $ (0.16)      $   0.01
                                                    -------        -------       --------
Net asset value, end of period                      $  9.74        $  9.85       $  10.01
                                                    =======        =======       ========
Total return*                                          0.60%          1.86%          0.57%(b)
Ratio of net expenses to average net assets+           0.53%**        0.58%          0.61%**
Ratio of net investment income to average
  net assets+                                          3.09%**        2.53%          1.94%**
Portfolio turnover rate                                  62%**          71%            24%(b)
Net assets, end of period (in thousands)            $136,060       $17,672       $    530
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.53%**        0.99%         10.54%**
  Net investment income (loss)                         3.09%**        2.12%         (7.99)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.53%**        0.58%          0.61%**
  Net investment income                                3.09%**        2.53%          1.94%**

(a)  The Fund commenced operations on July 8, 2004.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 28, 2006 there were no securities fair

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Cash equivalent securities are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     At August 31, 2005, the Fund had a net capital loss carryforward of $15,720, which will expire in 2013, if not utilized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The Fund has elected to defer approximately $72,150 of capital losses recognized between November 1, 2004 and August 31, 2005 to its fiscal year ending August 31, 2006.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended August 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                 $714,952
Long-term capital gain                                                 -
                                                                --------
  Total                                                         $714,952
                                                                ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2005:

--------------------------------------------------------------------------------
                                                                    2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                   $  49,801
Capital loss carryforward                                         (15,720)
Post-October loss deferral                                        (72,150)
Dividends payable                                                 (13,633)
Unrealized depreciation                                           (263,697)
                                                                 ---------
  Total                                                          $(315,399)
                                                                 =========
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $1,068 in underwriting commissions on the sale of Class A shares for the six months ended February 28, 2006.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

2.   Management Agreement

Pioneer Investment Management Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

Effective January 1, 2006, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80% and 1.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2007 for Class B and Class C shares.

Prior to January 1, 2006, PIM agreed to waive all or a part of its management fee for other expenses (other than extraordinary expenses) to the extent the expenses of the Fund's Class A shares exceeded 0.90% of the average daily net assets attributable to Class A shares.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares were reduced only to the extent that such expenses were reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At February 28, 2006, $2,086 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $9,826 in transfer agent fees payable to PIMSS at February 28, 2006.

4.   Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $675 in distribution fees payable to PFD at February 28, 2006.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective July 8, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within three years of purchases are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06  (unaudited) (continued)
--------------------------------------------------------------------------------

CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2006, CDSCs in the amount of $60,493 were paid to PFD.

5.   Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2006, the Fund's expenses were reduced by $242 under such arrangements.

6.   Merger Information

On September 22, 2005, beneficial owners of AmSouth Limited Term Bond Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Limited Term Bond Fund's net assets in Class A, Class B and Class I for Pioneer Short Term Income Fund's shares, based on Pioneer Short Term Income Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        Pioneer Short           AmSouth Limited           Pioneer Short
                         Term Income               Term Bond               Term Income
                            Fund                     Fund                     Fund
                    (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
                   ----------------------   ----------------------   ----------------------
  Net Assets
  Class A                $11,651,628              $ 16,942,810             $ 28,594,438
  Class B                $ 3,370,541              $ 12,698,294             $ 16,068,835
  Class C                $ 4,716,852              $          -             $  4,716,852
  Class Y                $19,548,530              $          -             $149,385,573
  Class I                $         -              $129,837,043             $          -
                         -----------              ------------             ------------
  Total Net
   Assets                $39,287,551              $159,478,147             $198,765,698
                         -----------              ------------             ------------
  Shares
   Outstanding
  Class A                  1,188,146                 1,654,400                2,915,242
  Class B                    343,672                 1,241,576                1,638,095
  Class C                    481,931                         -                  481,931
  Class Y                  1,991,971                         -               15,227,144
  Class I                          -                12,670,903                        -
  Shares
   Issued in
   Reorganization
  Class A                                                                     1,727,096
  Class B                                                                     1,294,423
  Class I                                                                    13,235,173
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Unrealized         Accumulated
                           Depreciation On         Loss On
                             Closing Date       Closing Date
                          -----------------   ----------------
AmSouth Limited Term
 Bond Fund                  $(2,058,744)        $(1,840,148)
                            -----------         -----------
--------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the year to date period ended June 30, 2005 for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Trustees also compared the yield to the Class A shareholders (gross of expenses) of the Fund relative to the yield (as of June 30, 2005) of the Lehman 1-3 Year Government/Credit Index. The Board concluded that the period since commencement of investment operations was too short to evaluate the Investment Adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the first quintile (after fee waivers) for the 12 months ended June 30, 2005 relative to the management fees paid by the other funds in that peer group for the comparable period and in the third quintile without giving effect to fee waivers. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to expense limitations) for the 12 months ended June 30, 2005 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the third quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was subsidized at a level comparable to that of most of the similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees are not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Thomas J. Perna                         Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

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50

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                                                                              51

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52
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                1-800-225-4240


Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                        www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  April 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  April 28, 2006

* Print the name and title of each signing officer under his or her signature.